Commitments and contingencies - Minimum purchase contract commitment (Details) - Take-or-pay purchase contracts $ in Thousands	Dec. 31, 2021 USD ($)
2022
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 390,981
2023
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	413,882
2024
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	443,576
2025
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	443,428
2026
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	267,345
Thereafter
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 1,303,370